Condensed Financial Information of the Parent Company (Details) - Schedule of balance sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,127	$ 453	¥ 373
Prepaid expenses and other current assets	1,245	181	1,317
Amounts due from subsidiaries	(7,759)	(1,125)	25,995
Total current assets	(3,387)	(491)	27,685
Non-current assets
Investments in subsidiaries and consolidated VIE	1,170,235	169,668	805,136
TOTAL ASSETS	1,166,848	169,177	832,821
Current liabilities
Accrued expenses and other current liabilities	1,752	254	2,414
Warrant liabilities	166	24	10,324
Current portion of contingent consideration – earn-out liability	4,336	629	10,638
Total current liabilities	6,254	907	23,376
Non-current liabilities
Total liabilities	6,254	907	23,376
Shareholders’ equity
Ordinary share, no par value, unlimited Class A ordinary shares and Class B ordinary shares authorized, 28,219,583 Class A ordinary shares and 2,625,058 Class B ordinary shares issued and outstanding as of December 31, 2021, respectively. 36,684,668 Class A ordinary shares and 2,925,058 Class B ordinary shares issued and outstanding as of December 31, 2022, respectively
Class A ordinary shares	396,880	57,542	140,196
Class B ordinary shares	23,896	3,465	13,041
Treasury stocks	(16,482)	(2,390)
Shares to be issued	33,923	4,918	128,119
Statutory reserves	39,208	5,685	31,775
Retained earnings	665,099	96,430	479,199
Accumulated other comprehensive income	18,070	2,620	17,115
Total shareholder’s equity	1,160,594	168,270	809,445
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	¥ 1,166,848	$ 169,177	¥ 832,821